DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
DEFERRED REVENUE
Schedule of general components of deferred revenue

The following table summarized the general components of deferred revenue (in millions):

	December 31,	December 31,
	2017	2016
Deferred membership-related revenue	$152	$157
HOAs	76	—
Other	10	9
Total	$238	$166